SUBSEQUENT EVENTS (Details) - USD ($)		7 Months Ended
	Mar. 01, 2021	Dec. 31, 2020	Mar. 31, 2021
SUBSEQUENT EVENTS
Equity value on exchange on shares			$ 850,000,000
Stock Issued During Period, Shares, New Issues	16,000,000
Issue price per share	$ 10.00
Stock Issued During Period, Value, New Issues	$ 160,000,000	$ 25,000
Issue of convertible notes	$ 20,000,000
Number of shares for every $10.00 of principal amount and accrued and unpaid interest payable	1
Class A Common stock
SUBSEQUENT EVENTS
Common stock, par value		$ 0.0001	$ 0.0001
Cannae
SUBSEQUENT EVENTS
Stock Issued During Period, Shares, New Issues	835,539
Stock Issued During Period, Value, New Issues	$ 50,000,000